UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price All-Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

All-Cap Opportunities Fund

Investor Class (PRWAX)

This annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Investor Class	$89	0.79%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: security choices in information technology, with the most significant returns in the semiconductors and semiconductor equipment industry; stock selection in communication services, with particular strength in the entertainment and interactive media and services industries; and stock choices in consumer discretionary.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in financials, with the capital markets industry and banks industry lagging, and security choices in consumer staples, with the consumer staples distribution and retail industry and the beverages industry weighing on returns.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,578	10,180
2015	10,628	10,194
2015	9,855	9,455
2015	10,880	10,048
2016	10,359	10,145
2016	10,434	10,412
2016	11,059	10,870
2016	11,033	11,327
2017	12,351	11,978
2017	13,248	12,339
2017	13,862	12,903
2017	14,846	13,721
2018	15,501	13,633
2018	16,385	14,163
2018	17,566	15,172
2018	15,036	13,002
2019	17,405	14,828
2019	18,335	15,435
2019	18,349	15,614
2019	20,303	17,035
2020	17,494	13,475
2020	22,854	16,443
2020	25,445	17,957
2020	29,381	20,593
2021	30,563	21,900
2021	33,667	23,705
2021	33,495	23,681
2021	35,506	25,877
2022	33,316	24,512
2022	27,237	20,418
2022	26,087	19,506
2022	27,936	20,907
2023	29,920	22,408
2023	32,949	24,288
2023	32,568	23,497
2023	36,046	26,334
2024	40,900	28,973
2024	42,744	29,904
2024	44,339	31,767
2024	45,125	32,604

202501-4140694, 202502-4108675

F60-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Fund (Investor Class)	25.19%	17.32%	16.26%
Russell 3000 Index (Regulatory/Strategy Benchmark)	23.81	13.86	12.55

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,047,857
  Number of Portfolio Holdings114
  Investment Advisory Fees Paid (000s)$87,625
  Portfolio Turnover Rate96.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.9%
Consumer Discretionary	14.6
Financials	13.4
Health Care	12.0
Communication Services	11.9
Industrials & Business Services	10.8
Energy	2.0
Utilities	2.0
Consumer Staples	1.8
Other	3.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.1%
Apple	6.7
NVIDIA	6.0
Amazon.com	4.4
Meta Platforms	3.7
Alphabet	3.2
Visa	2.6
Eli Lilly	2.4
Tesla	2.1
Netflix	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

All-Cap Opportunities Fund

Investor Class (PRWAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

All-Cap Opportunities Fund

Advisor Class (PAWAX)

This annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Advisor Class	$118	1.05%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: security choices in information technology, with the most significant returns in the semiconductors and semiconductor equipment industry; stock selection in communication services, with particular strength in the entertainment and interactive media and services industries; and stock choices in consumer discretionary.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in financials, with the capital markets industry and banks industry lagging, and security choices in consumer staples, with the consumer staples distribution and retail industry and the beverages industry weighing on returns.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,570	10,180
2015	10,614	10,194
2015	9,836	9,455
2015	10,852	10,048
2016	10,324	10,145
2016	10,394	10,412
2016	11,007	10,870
2016	10,975	11,327
2017	12,275	11,978
2017	13,160	12,339
2017	13,760	12,903
2017	14,730	13,721
2018	15,366	13,633
2018	16,233	14,163
2018	17,392	15,172
2018	14,878	13,002
2019	17,207	14,828
2019	18,118	15,435
2019	18,115	15,614
2019	20,033	17,035
2020	17,249	13,475
2020	22,516	16,443
2020	25,052	17,957
2020	28,908	20,593
2021	30,049	21,900
2021	33,075	23,705
2021	32,888	23,681
2021	34,834	25,877
2022	32,662	24,512
2022	26,686	20,418
2022	25,544	19,506
2022	27,338	20,907
2023	29,269	22,408
2023	32,208	24,288
2023	31,816	23,497
2023	35,190	26,334
2024	39,905	28,973
2024	41,677	29,904
2024	43,202	31,767
2024	43,945	32,604

202501-4140694, 202502-4108675

F260-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Fund (Advisor Class)	24.88%	17.01%	15.96%
Russell 3000 Index (Regulatory/Strategy Benchmark)	23.81	13.86	12.55

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,047,857
  Number of Portfolio Holdings114
  Investment Advisory Fees Paid (000s)$87,625
  Portfolio Turnover Rate96.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.9%
Consumer Discretionary	14.6
Financials	13.4
Health Care	12.0
Communication Services	11.9
Industrials & Business Services	10.8
Energy	2.0
Utilities	2.0
Consumer Staples	1.8
Other	3.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.1%
Apple	6.7
NVIDIA	6.0
Amazon.com	4.4
Meta Platforms	3.7
Alphabet	3.2
Visa	2.6
Eli Lilly	2.4
Tesla	2.1
Netflix	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

All-Cap Opportunities Fund

Advisor Class (PAWAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

All-Cap Opportunities Fund

I Class (PNAIX)

This annual shareholder report contains important information about All-Cap Opportunities Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - I Class	$74	0.66%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: security choices in information technology, with the most significant returns in the semiconductors and semiconductor equipment industry; stock selection in communication services, with particular strength in the entertainment and interactive media and services industries; and stock choices in consumer discretionary.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in financials, with the capital markets industry and banks industry lagging, and security choices in consumer staples, with the consumer staples distribution and retail industry and the beverages industry weighing on returns.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
12/17/15	500,000	500,000
12/31/15	498,456	501,104
3/31/16	474,697	505,956
6/30/16	478,261	519,265
9/30/16	507,009	542,101
12/31/16	506,034	564,920
3/31/17	566,652	597,365
6/30/17	608,074	615,379
9/30/17	636,362	643,510
12/31/17	681,936	684,291
3/31/18	712,184	679,881
6/30/18	753,083	706,321
9/30/18	807,615	756,638
12/31/18	691,606	648,422
3/31/19	800,773	739,483
6/30/19	843,899	769,766
9/30/19	844,695	778,714
12/31/19	934,947	849,557
3/31/20	805,847	672,002
6/30/20	1,053,117	820,028
9/30/20	1,172,995	895,532
12/31/20	1,354,695	1,027,010
3/31/21	1,409,613	1,092,194
6/30/21	1,553,151	1,182,188
9/30/21	1,545,816	1,180,986
12/31/21	1,638,924	1,290,553
3/31/22	1,538,577	1,222,431
6/30/22	1,258,421	1,018,271
9/30/22	1,205,607	972,809
12/31/22	1,291,604	1,042,677
3/31/23	1,383,844	1,117,544
6/30/23	1,524,435	1,211,271
9/30/23	1,507,078	1,171,858
12/31/23	1,668,570	1,313,323
3/31/24	1,893,883	1,444,909
6/30/24	1,980,039	1,491,377
9/30/24	2,054,709	1,584,277
12/31/24	2,091,900	1,625,996

202501-4140694, 202502-4108675

F435-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
All-Cap Opportunities Fund (I Class)	25.37%	17.48%	17.16%
Russell 3000 Index (Regulatory/Strategy Benchmark)	23.81	13.86	13.94

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$15,047,857
  Number of Portfolio Holdings114
  Investment Advisory Fees Paid (000s)$87,625
  Portfolio Turnover Rate96.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.9%
Consumer Discretionary	14.6
Financials	13.4
Health Care	12.0
Communication Services	11.9
Industrials & Business Services	10.8
Energy	2.0
Utilities	2.0
Consumer Staples	1.8
Other	3.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.1%
Apple	6.7
NVIDIA	6.0
Amazon.com	4.4
Meta Platforms	3.7
Alphabet	3.2
Visa	2.6
Eli Lilly	2.4
Tesla	2.1
Netflix	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

All-Cap Opportunities Fund

I Class (PNAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWAX All-Cap Opportunities
Fund
PAWAX All-Cap Opportunities
Fund–
.
Advisor Class
PNAIX All-Cap Opportunities
Fund–
.
I Class

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 63.94 $ 52.11 $ 68.27 $ 68.34 $ 54.77
Investment activities
Net investment income
(loss)
(1)(2)
0.05 0.16 0.02 (0.12) 0.02
Net realized and unrealized
gain/loss 16.31 14.93 (14.56) 14.05 24.10
Total from investment
activities 16.36 15.09 (14.54) 13.93 24.12
Distributions
Net investment income (0.05) (0.13) — — (0.02)
Net realized gain (6.73) (3.13) (1.62) (14.00) (10.53)
Total distributions (6.78) (3.26) (1.62) (14.00) (10.55)
NET ASSET VALUE
End of period $ 73.52 $ 63.94 $ 52.11 $ 68.27 $ 68.34

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
25.19% 29.03% (21.32)% 20.85% 44.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.79% 0.81% 0.76% 0.77%
Net expenses after
waivers/payments by Price
Associates 0.79% 0.79% 0.81% 0.76% 0.77%
Net investment income (loss) 0.06% 0.26% 0.03% (0.16)% 0.04%
Portfolio turnover rate 96.2% 95.6% 103.4% 75.4% 85.8%
Net assets, end of period (in
millions) $8,331 $6,457 $4,453 $6,506 $5,631
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 61.36 $ 50.13 $ 65.92 $ 66.39 $ 53.40
Investment activities
Net investment income
(loss)
(1)(2)
(0.14) 0.01 (0.13) (0.33) (0.13)
Net realized and unrealized
gain/loss 15.66 14.35 (14.04) 13.63 23.43
Total from investment
activities 15.52 14.36 (14.17) 13.30 23.30
Distributions
Net realized gain (6.73) (3.13) (1.62) (13.77) (10.31)
NET ASSET VALUE
End of period $ 70.15 $ 61.36 $ 50.13 $ 65.92 $ 66.39
Ratios/Supplemental Data
Total return
(2)(3)
24.88% 28.72% (21.52)% 20.50% 44.30%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.05% 1.04% 1.06% 1.05% 1.05%
Net expenses after
waivers/payments by Price
Associates 1.05% 1.04% 1.06% 1.05% 1.05%
Net investment income (loss) (0.19)% 0.01% (0.24)% (0.44)% (0.22)%
Portfolio turnover rate 96.2% 95.6% 103.4% 75.4% 85.8%
Net assets, end of period (in
thousands) $201,383 $179,409 $139,415 $251,412 $237,897
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 63.91 $ 52.09 $ 68.27 $ 68.33 $ 54.75
Investment activities
Net investment income
(loss)
(1)(2)
0.15 0.24 0.11 (0.03) 0.10
Net realized and unrealized
gain/loss 16.32 14.92 (14.56) 14.05 24.11
Total from investment
activities 16.47 15.16 (14.45) 14.02 24.21
Distributions
Net investment income (0.15) (0.21) (0.11) — (0.10)
Net realized gain (6.73) (3.13) (1.62) (14.08) (10.53)
Total distributions (6.88) (3.34) (1.73) (14.08) (10.63)
NET ASSET VALUE
End of period $ 73.50 $ 63.91 $ 52.09 $ 68.27 $ 68.33
Ratios/Supplemental Data
Total return
(2)(3)
25.37% 29.19% (21.19)% 20.98% 44.90%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.64% 0.65%
Net expenses after waivers/
payments by Price Associates 0.66% 0.66% 0.66% 0.64% 0.65%
Net investment income (loss) 0.20% 0.40% 0.20% (0.04)% 0.16%
Portfolio turnover rate 96.2% 95.6% 103.4% 75.4% 85.8%
Net assets, end of period (in
millions) $6,515 $4,755 $3,147 $2,359 $1,785
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.0%
COMMUNICATION SERVICES  11.6%
Entertainment  3.8%
Netflix (1) 321,957 286,967
ROBLOX, Class A (1) 564,642 32,670
Sea, ADR (1) 1,144,552 121,437
Spotify Technology (1) 290,139 129,802
570,876
Interactive Media & Services  6.9%
Alphabet, Class C  2,519,229 479,762
Meta Platforms, Class A  962,097 563,317
1,043,079
Media  0.5%
Charter Communications, Class A (1) 226,700 77,706
77,706
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  269,478 59,482
59,482
Total Communication Services 1,751,143
CONSUMER DISCRETIONARY  14.6%
Automobiles  2.8%
Ferrari  236,200 100,347
Tesla (1) 789,141 318,687
419,034
Broadline Retail  5.2%
Alibaba Group Holding, ADR  543,000 46,041
Amazon.com (1) 2,988,975 655,751
MercadoLibre (1) 51,435 87,462
789,254
Hotels, Restaurants & Leisure  3.2%
Hilton Worldwide Holdings  548,800 135,642
Marriott International, Class A  410,698 114,560
Planet Fitness, Class A (1) 1,324,801 130,983
Starbucks  1,114,600 101,707
482,892
Leisure Products  0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 370
370

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  3.4%
Carvana (1) 896,765 182,366
Home Depot  659,087 256,379
Ross Stores  434,152 65,674
504,419
Total Consumer Discretionary 2,195,969
CONSUMER STAPLES  1.8%
Beverages  1.4%
Coca-Cola  3,442,684 214,342
214,342
Consumer Staples Distribution & Retail  0.4%
Walmart  708,000 63,968
63,968
Total Consumer Staples 278,310
ENERGY  2.0%
Oil, Gas & Consumable Fuels  2.0%
Exxon Mobil  1,828,100 196,649
Permian Resources  7,199,682 103,531
Total Energy 300,180
FINANCIALS  13.4%
Banks  3.6%
Bank of America  5,790,400 254,488
Citigroup  1,128,966 79,468
JPMorgan Chase  409,756 98,223
Western Alliance Bancorp  1,399,192 116,888
549,067
Capital Markets  0.8%
Charles Schwab  198,070 14,659
Evercore, Class A  218,536 60,576
TPG  744,177 46,764
121,999
Consumer Finance  0.7%
American Express  341,451 101,339
101,339
Financial Services  5.1%
Apollo Global Management  347,689 57,424
Block (1) 705,000 59,918
Fiserv (1) 608,573 125,013
Global Payments  1,265,103 141,768

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  1,231,092 389,074
773,197
Insurance  3.2%
Chubb  931,526 257,380
Marsh & McLennan  1,023,100 217,317
474,697
Total Financials 2,020,299
HEALTH CARE  12.0%
Biotechnology  1.6%
Argenx, ADR (1) 120,298 73,983
Avidity Biosciences (1) 351,800 10,230
Immunocore Holdings, ADR (1) 520,451 15,353
Insmed (1) 978,400 67,549
Natera (1) 319,300 50,545
Soleno Therapeutics (1) 335,722 15,091
Vaxcyte (1) 130,718 10,701
243,452
Health Care Equipment & Supplies  2.8%
IDEXX Laboratories (1) 314,568 130,055
Intuitive Surgical (1) 295,976 154,487
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144 (1)
(2)(3) 2,428,492 996
Stryker  381,944 137,519
423,057
Health Care Providers & Services  2.0%
Cencora  497,888 111,866
Centene (1) 940,780 56,992
Elevance Health  321,700 118,675
UnitedHealth Group  17,220 8,711
296,244
Life Sciences Tools & Services  3.2%
ICON (1) 683,843 143,409
Repligen (1) 582,255 83,810
Thermo Fisher Scientific  480,100 249,762
476,981
Pharmaceuticals  2.4%
Eli Lilly  468,909 361,998
361,998
Total Health Care 1,801,732

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  10.8%
Aerospace & Defense  2.6%
Airbus (EUR)  314,691 50,392
General Electric  1,521,998 253,854
Howmet Aerospace  457,255 50,010
Loar Holdings (1) 252,017 18,627
Standardaero (1) 551,629 13,658
386,541
Commercial Services & Supplies  0.6%
Waste Connections  555,902 95,382
95,382
Electrical Equipment  0.6%
GE Vernova  256,457 84,356
84,356
Ground Transportation  0.5%
CSX  2,384,100 76,935
76,935
Industrial Conglomerates  0.7%
Roper Technologies  204,591 106,357
106,357
Machinery  1.8%
Deere  236,700 100,290
Dover  551,600 103,480
Middleby (1) 447,988 60,680
264,450
Professional Services  4.0%
Booz Allen Hamilton Holding  566,385 72,894
Dayforce (1) 1,570,039 114,048
Equifax  83,200 21,203
First Advantage (1) 403,300 7,554
FTI Consulting (1) 280,209 53,556
TransUnion  937,698 86,934
Upwork (1)(4) 8,594,773 140,524
Verisk Analytics  393,500 108,382
605,095
Total Industrials & Business Services 1,619,116

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  27.7%
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  2,395,091 166,339
166,339
Semiconductors & Semiconductor Equipment  8.0%
Broadcom  886,923 205,624
NVIDIA  6,695,130 899,089
Taiwan Semiconductor Manufacturing, ADR  496,700 98,094
1,202,807
Software  11.9%
ANSYS (1) 54,053 18,234
BILL Holdings (1) 1,356,448 114,905
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)
(3) 4,074 5,392
Fair Isaac (1) 85,887 170,995
Fortinet (1) 1,126,948 106,474
HubSpot (1) 52,300 36,441
Microsoft  2,524,891 1,064,241
ServiceNow (1) 209,162 221,737
ServiceTitan, Class A (1) 64,262 6,611
Synopsys (1) 108,906 52,858
1,797,888
Technology Hardware, Storage & Peripherals  6.7%
Apple  4,004,318 1,002,761
1,002,761
Total Information Technology 4,169,795
MATERIALS  1.6%
Metals & Mining  1.6%
ERO Copper (CAD) (1) 4,777,567 64,412
Reliance  106,070 28,560
Southern Copper  370,478 33,762
Steel Dynamics  804,506 91,770
Warrior Met Coal  437,012 23,704
Total Materials 242,208
REAL ESTATE  0.5%
Real Estate Management & Development  0.5%
CBRE Group, Class A (1) 596,670 78,337
Total Real Estate 78,337

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  2.0%
Electric Utilities  1.0%
NextEra Energy  2,047,300 146,771
146,771
Multi-Utilities  1.0%
CMS Energy  2,151,500 143,397
143,397
Total Utilities 290,168
Total Common Stocks (Cost $10,556,455) 14,747,257
CONVERTIBLE PREFERRED STOCKS  0.6%
COMMUNICATION SERVICES  0.3%
Interactive Media & Services  0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)
(2)(3) 148,803 40,263
Total Communication Services 40,263
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 3,455
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,415
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $5,145 (1)(2)(3) 597,483 5,145
Total Health Care 10,015
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 261,025 182
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 76,450 54
Total Industrials & Business Services 236
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 320
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 13
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $15,628 (1)(2)(3) 168,950 15,628

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)
(2)(3) 166,137 13,341
Total Information Technology 29,302
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 10,829
Total Materials 10,829
Total Convertible Preferred Stocks (Cost $73,446) 90,645
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 162,357,793 162,358
Total Short-Term Investments (Cost $162,358) 162,358
Total Investments in Securities
99.7% of Net Assets
(Cost $10,792,259) $ 15,000,260
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally
borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $97,403 and represents 0.6% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Upwork  $ — $ 44,917 $ —
T. Rowe Price Government Reserve Fund,
4.53% — — 7,810
Totals $ —# $ 44,917 $ 7,810+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Upwork  $ — $ 95,607 $ — $ 140,524
T. Rowe Price Government
Reserve Fund, 4.53% 163,783  ¤  ¤ 162,358
Total $ 302,882^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $7,810 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $257,965.

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,792,259) $ 15,000,260
Receivable for investment securities sold 35,283
Receivable for shares sold 25,627
Dividends receivable 3,318
Cash 1
Other assets 366
Total assets 15,064,855
Liabilities
Investment management fees payable 8,300
Payable for shares redeemed 7,435
Due to affiliates 321
Payable to directors 11
Other liabilities 931
Total liabilities 16,998
NET ASSETS $ 15,047,857

T. ROWE PRICE All-Cap Opportunities Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,421,981
Paid-in capital applicable to 204,821,757 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,625,876
NET ASSETS $ 15,047,857
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,331,253; Shares outstanding:
113,312,367) $ 73.52
Advisor Class
(Net assets: $201,383; Shares outstanding: 2,870,822) $ 70.15
I Class
(Net assets: $6,515,221; Shares outstanding: 88,638,568) $ 73.50

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $691) $ 118,439
.
  Interest 9
Other 33
Total income 118,481
Expenses
Investment management 87,625
Shareholder servicing
Investor Class $ 11,361
Advisor Class 322
I Class 770 12,453
Rule 12b-1 fees
Advisor Class 513
Prospectus and shareholder reports
Investor Class 283
Advisor Class 3
I Class 87 373
Registration 565
Custody and accounting 444
Directors 44
Legal and audit 32
Miscellaneous 98
Total expenses 102,147
Net investment income 16,334

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,448,642
Foreign currency transactions (103)
Net realized gain 1,448,539
Change in net unrealized gain / loss
Securities 1,507,050
Other assets and liabilities denominated in foreign currencies (16)
Change in net unrealized gain / loss 1,507,034
Net realized and unrealized gain / loss 2,955,573
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,971,907

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,334 $ 29,685
Net realized gain 1,448,539 765,436
Change in net unrealized gain / loss 1,507,034 1,615,822
Increase in net assets from operations 2,971,907 2,410,943
Distributions to shareholders
Net earnings
Investor Class (705,512) (312,642)
Advisor Class (17,830) (8,657)
I Class (562,551) (236,565)
Decrease in net assets from distributions (1,285,893) (557,864)
Capital share transactions
*
Shares sold
Investor Class 2,356,017 2,155,510
Advisor Class 44,714 37,869
I Class 1,598,990 1,351,868
Distributions reinvested
Investor Class 679,050 300,568
Advisor Class 15,693 8,016
I Class 536,473 225,892
Shares redeemed
Investor Class (2,108,856) (1,521,182)
Advisor Class (65,926) (37,206)
I Class (1,085,675) (722,950)
Increase in net assets from capital share
transactions 1,970,480 1,798,385

T. ROWE PRICE All-Cap Opportunities Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 3,656,494 3,651,464
Beginning of period 11,391,363 7,739,899
End of period $ 15,047,857 $ 11,391,363
*Share information (000s)
Shares sold
Investor Class 32,050 36,146
Advisor Class 649 663
I Class 21,779 22,692
Distributions reinvested
Investor Class 8,885 4,757
Advisor Class 215 132
I Class 7,023 3,577
Shares redeemed
Investor Class (28,618) (25,373)
Advisor Class (917) (652)
I Class (14,559) (12,292)
Increase in shares outstanding 26,507 29,650

T. ROWE PRICE All-Cap Opportunities Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
The fund has three classes of shares: the All-Cap Opportunities Fund
(Investor Class), the All-Cap Opportunities Fund–Advisor Class (Advisor Class)
and the All-Cap Opportunities Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE All-Cap Opportunities Fund

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE All-Cap Opportunities Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE All-Cap Opportunities Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE All-Cap Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $13,681,128,000 and
$13,040,614,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,625,695 $ 114,804 $ 6,758 $ 14,747,257
Convertible Preferred Stocks — — 90,645 90,645
Short-Term Investments 162,358 — — 162,358
Total $ 14,788,053 $ 114,804 $ 97,403 $ 15,000,260

T. ROWE PRICE All-Cap Opportunities Fund

all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 378,469 $ 281,621
Long-term capital gain 907,424 276,243
Total distributions $ 1,285,893 $ 557,864
($000s)
Cost of investments $ 10,807,962
Unrealized appreciation $ 4,498,907
Unrealized depreciation (306,622)
Net unrealized appreciation (depreciation) $ 4,192,285

T. ROWE PRICE All-Cap Opportunities Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 42,203
Undistributed long-term capital gain 187,493
Net unrealized appreciation (depreciation) 4,192,285
Total distributable earnings (loss) $ 4,421,981

T. ROWE PRICE All-Cap Opportunities Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE All-Cap Opportunities Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $3,087,000 for T. Rowe Price Services,
Inc.; and $510,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE All-Cap Opportunities Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 544,116 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE All-Cap Opportunities Fund

NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $9,000 in interest income related to loans made to other funds on two days in the average amount of $23,700,000 and at an average annual rate of 6.93%. At December 31, 2024, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE All-Cap Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price All-Cap
Opportunities Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price All-Cap Opportunities Fund, Inc.
(the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE All-Cap Opportunities Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE All-Cap Opportunities Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$988,491,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $109,193,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $99,285,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,230,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F60-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price All-Cap Opportunities Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025